Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2018
Class A, C, Inst, Inv, R6 T Shares | Goldman Sachs International Tax-Managed Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Goldman Sachs International Tax-Managed Equity Fund—Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Goldman Sachs International Tax-Managed Equity Fund (the “Fund”) seeks to provide long-term after-tax growth of capital through tax-sensitive participation in a broadly diversified portfolio of international equity securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A or Class T Shares if you invest at least $50,000 or $250,000, respectively, in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 43 and “Shareholder Guide—Common Questions Applicable to the Purchase of Class T Shares” beginning on page 47 and in Appendix C—Additional Information About Sales Charge Variations, Waivers and Discounts on page 78 of the Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-129 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities or instruments (i.e., "turns over" its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended December 31, 2017 was 134% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	134.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A or Class T Shares if you invest at least $50,000 or $250,000, respectively, in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 43 and “Shareholder Guide—Common Questions Applicable to the Purchase of Class T Shares” beginning on page 47 and in Appendix C—Additional Information About Sales Charge Variations, Waivers and Discounts on page 78 of the Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-129 of the Fund's Statement of Additional Information ("SAI").
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	the "Other Expenses" for Class R6 and Class T Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The "Other Expenses" for Class A, Class C and Investor Shares have been restated
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Investor, Class R6 and/or Class T Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Investor, Class R6 and/or Class T Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming complete redemption at end of period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption
Strategy [Heading]	rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in equity investments in non-U.S. issuers.

The Fund uses a variety of quantitative techniques, in combination with a qualitative overlay, when selecting investments that have the potential to maximize the Fund’s after-tax return and minimize capital gains and income distributions. These quantitative techniques, which are derived from fundamental research and based on certain investment themes, including, among others, Fundamental Mispricings, High Quality Business Models, Sentiment Analysis and Market Themes & Trends. Fundamental Mispricings seeks to identify high-quality businesses trading at a fair price, which the Investment Adviser believes leads to strong performance over the long-run. High Quality Business Models seeks to identify companies that are generating high-quality revenues with sustainable business models and aligned management incentives. Sentiment Analysis seeks to identify stocks experiencing improvements in their overall market sentiment. Market Themes and Trends seeks to identify companies positively positioned to benefit from themes and trends in the market and macroeconomic environment. The Fund may invest in stocks other than those generated by the Investment Adviser’s proprietary models, at the discretion of the Investment Adviser. In addition, the Investment Adviser may, in its discretion, make changes to its quantitative techniques, or use other quantitative techniques that are based on the Investment Adviser’s proprietary research.

The Fund expects to maintain risk, style, capitalization and industry characteristics similar to the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (Net, USD, Unhedged) (“MSCI EAFE Index”). The Fund may allocate its assets among countries as determined by the Investment Adviser from time to time, provided the Fund’s assets are invested in at least three foreign countries.

In managing the Fund, the Investment Adviser balances investment considerations and tax considerations. The Fund seeks to achieve returns primarily in the form of price appreciation (which is not subject to current tax), and may use different strategies in seeking tax-efficiency. These strategies include:
  Offsetting long-term and short-term capital gains with long-term and short-term capital losses and creating loss carry-forward positions
  Managing portfolio turnover that may result in capital gains and losses
  Selling tax lots of securities that have a higher tax basis before selling tax lots of securities that have a lower tax basis
The Fund’s investments in fixed income securities are limited to cash equivalents.

		The Fund’s benchmark index is the MSCI EAFE Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

Foreign Risk.  Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls, sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Investment Style Risk.  Different investment styles (e.g., “growth,” “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund employs a “quantitative” style, and may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Large Shareholder Transactions Risk.  The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value (“NAV”) and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Management Risk.  A strategy used by the Investment Adviser may fail to produce the intended results. The Investment Adviser attempts to execute a complex strategy for the Fund using proprietary quantitative models. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). There is no guarantee that the Investment Adviser’s use of these quantitative models will result in effective investment decisions for the Fund. Additionally, commonality of holdings across quantitative money managers may amplify losses.

Market Risk.  The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Portfolio Turnover Rate Risk.  A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Fund and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

Stock Risk.  Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

		Tax-Managed Investment Risk. Because the Investment Adviser balances investment considerations and tax considerations, the pre-tax performance of the Fund may be lower than the performance of similar funds that are not tax-managed. Even though tax-managed strategies are being used, they may not reduce the amount of taxable income and capital gains distributed by the Fund to shareholders. A high percentage of the Fund’s NAV may consist of unrealized capital gains, which represent a potential future tax liability to shareholders. The Fund is not suitable for investment by individual retirement accounts, other tax-exempt or tax-deferred accounts or for other investors who are not sensitive to the federal income tax consequences of their investments.
Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Investor, Class R6 and Class T Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of the Prospectus.

		Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Investor, Class R6 and Class T Shares compare to those of a broad-based securities market index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class R6 Shares commenced operations on April 30, 2018. As of the date of the Prospectus, Class T Shares have not commenced operations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gsamfunds.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	TOTAL RETURN CALENDAR YEAR (INSTITUTIONAL)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Q2 ’09 +22.57% Worst Quarter Q3 ’11 –20.70%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2017
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance has not been adjusted to reflect the lower maximum sales charge (load) imposed on purchases of Class T Shares. Class T Shares would have had higher returns because: (i) Class A Shares and Class T Shares represent interests in the same portfolio of securities; and (ii) Class T Shares impose a lower maximum sales charge (load) on purchases.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional, Investor, Class R6 and Class T Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional, Investor, Class R6 and Class T Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Class A, C, Inst, Inv, R6 T Shares | Goldman Sachs International Tax-Managed Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.29%	[4]
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
1 Year	rr_ExpenseExampleYear01	674
3 Years	rr_ExpenseExampleYear03	949
5 Years	rr_ExpenseExampleYear05	1,244
10 Years	rr_ExpenseExampleYear10	$ 2,080
1 Year	rr_AverageAnnualReturnYear01	21.79%
5 Years	rr_AverageAnnualReturnYear05	8.00%
Since Inception	rr_AverageAnnualReturnSinceInception	2.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2008
Class A, C, Inst, Inv, R6 T Shares | Goldman Sachs International Tax-Managed Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.50%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.10%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.04%	[4]
1 Year	rr_ExpenseExampleYear01	$ 307
3 Years	rr_ExpenseExampleYear03	652
5 Years	rr_ExpenseExampleYear05	1,124
10 Years	rr_ExpenseExampleYear10	2,427
1 Year	rr_ExpenseExampleNoRedemptionYear01	207
3 Years	rr_ExpenseExampleNoRedemptionYear03	652
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,124
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,427
1 Year	rr_AverageAnnualReturnYear01	26.84%
5 Years	rr_AverageAnnualReturnYear05	8.39%
Since Inception	rr_AverageAnnualReturnSinceInception	2.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2008
Class A, C, Inst, Inv, R6 T Shares | Goldman Sachs International Tax-Managed Equity Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.11%
Other Expenses	rr_OtherExpensesOverAssets	0.11%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.90%	[4]
1 Year	rr_ExpenseExampleYear01	$ 92
3 Years	rr_ExpenseExampleYear03	300
5 Years	rr_ExpenseExampleYear05	525
10 Years	rr_ExpenseExampleYear10	$ 1,173
2009	rr_AnnualReturn2009	24.47%
2010	rr_AnnualReturn2010	9.17%
2011	rr_AnnualReturn2011	(12.92%)
2012	rr_AnnualReturn2012	17.71%
2013	rr_AnnualReturn2013	22.70%
2014	rr_AnnualReturn2014	(5.48%)
2015	rr_AnnualReturn2015	4.26%
2016	rr_AnnualReturn2016	1.26%
2017	rr_AnnualReturn2017	29.42%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.70%)
1 Year	rr_AverageAnnualReturnYear01	29.42%
5 Years	rr_AverageAnnualReturnYear05	9.64%
Since Inception	rr_AverageAnnualReturnSinceInception	3.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2008
Class A, C, Inst, Inv, R6 T Shares | Goldman Sachs International Tax-Managed Equity Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.04%	[4]
1 Year	rr_ExpenseExampleYear01	$ 106
3 Years	rr_ExpenseExampleYear03	344
5 Years	rr_ExpenseExampleYear05	600
10 Years	rr_ExpenseExampleYear10	$ 1,335
1 Year	rr_AverageAnnualReturnYear01	29.09%
5 Years	rr_AverageAnnualReturnYear05	9.44%
Since Inception	rr_AverageAnnualReturnSinceInception	9.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2010
Class A, C, Inst, Inv, R6 T Shares | Goldman Sachs International Tax-Managed Equity Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.89%	[4]
1 Year	rr_ExpenseExampleYear01	$ 91
3 Years	rr_ExpenseExampleYear03	297
5 Years	rr_ExpenseExampleYear05	520
10 Years	rr_ExpenseExampleYear10	$ 1,162
1 Year	rr_AverageAnnualReturnYear01	29.42%	[5]
5 Years	rr_AverageAnnualReturnYear05	9.64%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	3.32%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2018	[5]
Class A, C, Inst, Inv, R6 T Shares | Goldman Sachs International Tax-Managed Equity Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.29%	[4]
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 250,000
1 Year	rr_ExpenseExampleYear01	378
3 Years	rr_ExpenseExampleYear03	661
5 Years	rr_ExpenseExampleYear05	966
10 Years	rr_ExpenseExampleYear10	$ 1,829
1 Year	rr_AverageAnnualReturnYear01	21.79%	[6]
5 Years	rr_AverageAnnualReturnYear05	8.00%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	2.32%	[6]
Class A, C, Inst, Inv, R6 T Shares | Goldman Sachs International Tax-Managed Equity Fund | Returns After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.51%
5 Years	rr_AverageAnnualReturnYear05	7.67%
Since Inception	rr_AverageAnnualReturnSinceInception	2.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2008
Class A, C, Inst, Inv, R6 T Shares | Goldman Sachs International Tax-Managed Equity Fund | Returns After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.90%
5 Years	rr_AverageAnnualReturnYear05	6.33%
Since Inception	rr_AverageAnnualReturnSinceInception	1.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2008
Class A, C, Inst, Inv, R6 T Shares | Goldman Sachs International Tax-Managed Equity Fund | MSCI EAFE Index (Net, USD, Unhedged; reflects no deduction for fees or expenses) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.03%
5 Years	rr_AverageAnnualReturnYear05	7.89%
Since Inception	rr_AverageAnnualReturnSinceInception	2.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2008
Class A, C, Inst, Inv, R6 T Shares | Goldman Sachs International Tax-Managed Equity Fund | MSCI EAFE Index (Net, USD, Unhedged; reflects no deduction for fees or expenses) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.03%
5 Years	rr_AverageAnnualReturnYear05	7.89%
Since Inception	rr_AverageAnnualReturnSinceInception	2.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2008
Class A, C, Inst, Inv, R6 T Shares | Goldman Sachs International Tax-Managed Equity Fund | MSCI EAFE Index (Net, USD, Unhedged; reflects no deduction for fees or expenses) | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.03%
5 Years	rr_AverageAnnualReturnYear05	7.89%
Since Inception	rr_AverageAnnualReturnSinceInception	2.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2008
Class A, C, Inst, Inv, R6 T Shares | Goldman Sachs International Tax-Managed Equity Fund | MSCI EAFE Index (Net, USD, Unhedged; reflects no deduction for fees or expenses) | Investor
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.03%
5 Years	rr_AverageAnnualReturnYear05	7.89%
Since Inception	rr_AverageAnnualReturnSinceInception	8.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2010
Class A, C, Inst, Inv, R6 T Shares | Goldman Sachs International Tax-Managed Equity Fund | MSCI EAFE Index (Net, USD, Unhedged; reflects no deduction for fees or expenses) | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.03%	[5]
5 Years	rr_AverageAnnualReturnYear05	7.89%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	2.96%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2018	[5]
Class A, C, Inst, Inv, R6 T Shares | Goldman Sachs International Tax-Managed Equity Fund | MSCI EAFE Index (Net, USD, Unhedged; reflects no deduction for fees or expenses) | Class T
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.03%	[6]
5 Years	rr_AverageAnnualReturnYear05	7.89%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	2.96%	[6]

[1]	A contingent deferred sales charge ("CDSC") of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
[2]	The "Other Expenses" for Class A, Class C and Investor Shares have been restated and the "Other Expenses" for Class R6 and Class T Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[3]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets through at least April 30, 2019, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.
[4]	After Expense Limitation
[5]	Class R6 Shares commenced operations on April 30, 2018. Prior to that date, the performance of Class R6 Shares shown in the table above is that of Institutional Shares, including since inception performance as of Institutional Shares' inception date. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.
[6]	As of the date of the Prospectus, Class T Shares have not commenced operations. Performance of the Class T Shares shown in the table above is that of Class A Shares. Performance has not been adjusted to reflect the lower maximum sales charge (load) imposed on purchases of Class T Shares. Class T Shares would have had higher returns because: (i) Class A Shares and Class T Shares represent interests in the same portfolio of securities; and (ii) Class T Shares impose a lower maximum sales charge (load) on purchases.